Acquisition - Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Acquisition of Yinhua [Member]
Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed [Line Items]
Acquisition net of cash	$ 1,126,777
Acquisition of Feipeng BVI [Member]
Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed [Line Items]
Acquisition net of cash	1,935,722
Acquisition of Alliance BVI [Member]
Schedule of Estimated Fair Values of Net Assets Acquired and Liabilities Assumed [Line Items]
Acquisition net of cash	$ 0